Property and Equipment	12 Months Ended
Dec. 31, 2016
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

a.	Composition of assets, grouped by major classification, is as follows:

	December 31,
	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Computers and electronic equipment	$1,807	$1,756
Land	263	263
Office furniture and equipment	152	166
Vehicles	146	201
Leasehold improvements	8	8
	2,376	2,394
Less - accumulated depreciation and amortization	1,878	1,803
	$498	$591

b.	Depreciation and amortization expenses totaled $161 thousand, $173 thousand and $233 thousand in the years ended December 31, 2016, 2015 and 2014, respectively.